Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2010
Assets
Accumulated depreciation	$ 123,651	$ 108,916	$ 88,701	$ 85,567
Stockholders’ equity
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Common stock, shares issued	37,051,242	36,891,712	25,061,072	25,061,072
Common stock, shares outstanding	37,051,242	36,891,712	25,061,072	25,061,072